Annual Fund Operating Expenses - DWS Global Income Builder Fund	Feb. 25, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.90%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%	[1]
Expenses (as a percentage of Assets)	1.76%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Expenses (as a percentage of Assets)	0.56%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.67%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Expenses (as a percentage of Assets)	0.70%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.31%, 0.40%, 0.20%, 0.31% and 0.34% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.